Equity Method Investments	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments

Note 7 — Equity Method Investments

As discussed in Note 8 - Up North Business Combination / Bitworks Asset Acquisition, the acquisition by TTM Digital occurred on November 2, 2021; the schedule values below are up through November 1, 2021, immediately prior to the acquisition.

The Up North Hosting balance sheet is presented as of November 1, 2021, and December 31, 2020 (in thousands of dollars):

	November 1,	December 31,
	2021	2020

Current assets	$260	$121
Non-current assets	1,183	1,247
Total assets	$1,443	$1,368

Current liabilities	144	197
Total liabilities	144	197

Members’ equity	1,377	1,177
Retained Earnings (Deficit)	(78)	(6)
Total Members’ Equity	1,299	1,171

Total Liabilities and Members’ Equity	$1,443	$1,368

Fixed assets, net, which are owned by Up North Hosting, were comprised of the following (in thousands of dollars):

	November 1,	December 31,
	2021	2020
Building	$513	$513
Electrical Infrastructure Assets	525	525
Machinery & Equipment Assets	34	30
Mechanical (HVAC) Assets	271	271
Server and Network Assets	50	50
Gross value	1,393	1,389

Accumulated depreciation	(244)	(177)
Property, plant, and equipment, net	$1,149	$1,212

The Up North Hosting statement of operations for the period ending November 1, 2021, and December 31, 2020 (in thousands of dollars):

	2021	2020

Revenues	$930	$898
Cost of revenues, excluding depreciation	776	725
Selling, general, and administrative	286	351
Other (Income)/Expense	(60)	(5)
Net loss	(72)	(173)

Net loss attributable to TTM	$(36)	$(87)

The Company’s main cost of revenues relates to the hosting and electricity expenses used to power the datacenter and the hosted equipment.